Assets Contributed (Tables)	9 Months Ended	12 Months Ended
	Jan. 31, 2015	Apr. 30, 2014
Assets Contributed [Abstract]
Schedule of contribution of capital

Cash	$13,730
Cash - escrow	6,023
Accounts receivable	15,050
Related Party note receivable	10,000
Real property, net	2,447,503
Deferred tax asset	458,324
Valuation allowance	(458,324)
Assets contributed	$2,492,306
Security deposits	(3,528)
Mortgage notes payable	(2,313,941)
Liabilities assumed	$(2,317,469)

Net assets contributed	$174,837

Cash	$13,730
Cash - escrow	6,023
Accounts receivable	15,050
Related Party note receivable	10,000
Real property, net	2,447,503
Deferred tax asset	458,324
Valuation allowance on deferred tax asset	(458,324)
Assets contributed	$2,492,306
Security deposits	(3,528)
Mortgage notes payable	(2,313,941)
Liabilities assumed	$(2,317,469)

Net assets contributed	$174,837